FINANCE EXPENSES - Disclosure of finance expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Cost [Abstract]
Interest expense	$ 37,288	$ 34,593
Finance expense - deferred revenue	5,172	4,154
Accretion on PER	550	1,577
Finance income	(249)	(1,202)
Finance expenses	$ 42,761	$ 39,122